Financial assets and other receivables - Other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other financial assets	$ 19,744	$ 19,792
Other current financial assets	5,569	2
Other financial assets held with third parties	25,313	19,794
Grant Amount Allocated For Reactivation			$ 13,230
Financial investments
Disclosure of financial assets [line items]
Investment, fair value	5,500
Amortized cost | Selma Globe Investment Fund, LLC
Disclosure of financial assets [line items]
Other financial assets held with third parties	9,909
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Non current other financial assets	12,929	12,992
Other financial assets held with third parties	$ 12,929	12,992
Amortized cost | Other financial assets | FerroPem SAS
Disclosure of financial assets [line items]
Period for return of deposits	20 years
Deposit given to the French government.	$ 3,054	3,024
Fair value through other comprehensive income - designated | Equity securities
Disclosure of financial assets [line items]
Non current other financial assets	1,815	1,078
Current other financial assets		2
Other financial assets held with third parties	1,815	1,080
Fair value through other comprehensive income - designated | Derivative financial instruments
Disclosure of financial assets [line items]
Non current other financial assets	293	5,722
Other financial assets held with third parties	293	$ 5,722
Fair value through profit or loss - mandatorily measured | Financial investments
Disclosure of financial assets [line items]
Current other financial assets	5,500
Other financial assets held with third parties	5,500
Fair value through profit or loss - mandatorily measured | Derivative financial instruments
Disclosure of financial assets [line items]
Non current other financial assets	4,707
Current other financial assets	69
Other financial assets held with third parties	$ 4,776